Business Segments - Schedule of Revenues by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Services and fees
Total Revenues	$ 277,871	$ 175,364	$ 689,236	$ 567,839	$ 746,421	$ 1,388,494
Trading (loss) income
Services and fees
Total Revenues	53,012	(1,238)	64,521	(50,226)	(57,007)	21,603
Fair value adjustments on loans
Services and fees
Total Revenues	1,299	(71,477)	(5,997)	(259,260)	(325,498)	20,225
Interest income - loans
Services and fees
Total Revenues	2,094	11,251	9,143	51,894	54,141	123,244
Interest income - securities lending
Services and fees
Total Revenues	2,523	7,007	5,487	69,614	70,862	161,652
Sale of goods
Services and fees
Total Revenues					220,619	240,303
North America
Services and fees
Total Revenues	254,762	150,334	622,418	491,569	644,478	1,274,488
North America | Services and fees
Services and fees
Total Revenues	170,668	174,573	475,279	591,563	783,304	821,467
North America | Trading (loss) income
Services and fees
Total Revenues	53,012	(1,238)	64,521	(50,226)	(57,007)	21,603
North America | Fair value adjustments on loans
Services and fees
Total Revenues	1,299	(71,477)	(5,997)	(259,260)	(325,498)	20,225
North America | Interest income - loans
Services and fees
Total Revenues	2,094	11,251	9,143	51,894	54,141	123,244
North America | Interest income - securities lending
Services and fees
Total Revenues	2,523	7,007	5,487	69,614	70,862	161,652
North America | Sale of goods
Services and fees
Total Revenues	25,166	30,218	73,985	87,984	118,676	126,297
Australia
Services and fees
Total Revenues	2,189	2,735	6,871	9,196	12,305	11,878
Australia | Sale of goods
Services and fees
Total Revenues	2,189	2,735	6,871	9,196	12,305	11,878
Europe, Middle East, and Africa
Services and fees
Total Revenues	13,270	14,556	38,240	41,508	55,517	65,596
Europe, Middle East, and Africa | Sale of goods
Services and fees
Total Revenues	13,270	14,556	38,240	41,508	55,517	65,596
Asia
Services and fees
Total Revenues	6,084	5,540	16,361	18,674	24,736	26,790
Asia | Sale of goods
Services and fees
Total Revenues	6,084	5,540	16,361	18,674	24,736	26,790
Latin America
Services and fees
Total Revenues	1,566	2,199	5,346	6,892	9,385	9,742
Latin America | Sale of goods
Services and fees
Total Revenues	$ 1,566	$ 2,199	$ 5,346	$ 6,892	$ 9,385	$ 9,742